Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk (Details) [Line Items]
Consolidated revenue percentage	10.00%
Accounts receivable percentage	71.00%	13.00%
Customers One [Member] | Accounts Receivable [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage			27.00%
Accounts Receivable [Member] | Customers Two [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage	77.00%
Accounts Receivable [Member] | Customers Three [Member]
Concentration Risk (Details) [Line Items]
Concentration risk percentage		45.00%